Document and Entity Information	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	ACHIEVE LIFE SCIENCES, INC.
Entity Central Index Key	0000949858
Entity Emerging Growth Company	false
Entity File Number	033-80623
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4343413
Entity Address Address Line 1	22722 29th Drive SE
Entity Address Address Line 2	Suite 100
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98021
City Area Code	604
Local Phone Number	210-2217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	QUIT
Security Exchange Name	NASDAQ
Principal Address
Document Information [Line Items]
Entity Address Address Line 1	1040 West Georgia
Entity Address Address Line 2	Suite 1030
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4H1